OTHER OPERATION EXPENSES	6 Months Ended
Jun. 30, 2012
OTHER OPERATION EXPENSES [Text Block]

NOTE 19 — OTHER OPERATION EXPENSES

In first quarter of 2012, the leased production line at Longhai PRC was temporarily closed for January and reopened in February because of insufficient customer demand and shortage of steel billet supply during Chinese New Year period. $500,337 of manufacturing overhead expense was charged to other operation expenses.